UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Chadwick & D'Amato Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares	Security			Market Value
	EXCHANGE TRADED FUNDS - 60.49%
	ASSET ALLOCATION FUND - 3.10%
32,850	ProShares Ultra Euro Fund			$ 811,723
75,200	WisdomTree Dreyfus Emerging Currency Fund			1,656,656
				2,468,379
	COMMODITY FUND - 2.07%
39,375	ProShares UltraShort Gold Fund			1,646,269

	EMERGING MARKET FUND - 6.13%
27,335	ProShares Ultra MSCI Emerging Markets Fund			2,270,172
52,400	SPDR S&P Emerging Small Cap ETF			2,616,856
				4,887,028
	INTERNATIONAL EQUITY FUND - 6.56%
52,200	SPDR S&P International Dividend ETF			2,635,056
100,600	SPDR S&P International Small Cap ETF			2,589,444
				5,224,500
	LARGE CAP GROWTH FUND - 11.08%
32,000	ProShares UltraPro S&P 500			4,424,320
48,900	ProShares UltraPro QQQ			4,399,044
				8,823,364
	MID CAP GROWTH FUND - 9.25%
50,400	ProShares UltraPro Mid Cap 400			4,765,320
97,900	SPDR S&P International Mid Cap ETF			2,602,965
				7,368,285
	SMALL CAP GROWTH FUND - 9.23%
223,100	ProShares Ultra Small Cap 600 Fund			7,353,376

	SPECIALTY FUND - 13.07%
46,500	Claymore/Beacon Global Timber Index ETF			865,830
109,350	Claymore/MAC Global Solar Energy Index ETF			833,247
47,800	Claymore S&P Global Water Index ETF			863,746
102,400	Claymore/SWM Canadian Energy Income Index ETF			1,691,658
81,400	First Trust Global Wind Energy ETF			888,074
28,900	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund			896,478
59,100	ProShares Ultra Oil & Gas Fund			1,710,945
75,800	SPDR Dow Jones International Real Estate ETF			2,664,370
				10,414,348

	TOTAL EXCHANGE TRADED FUNDS			48,185,549
	( Cost - $43,475,255)

	Chadwick & D'Amato Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security			Market Value
	MUTUAL FUNDS - 18.00%
238,009	Miller Convertible Fund			$ 2,477,676
156,863	Rydex Managed Futures Strategy Fund			3,802,353
168,279	Rydex Series - Long/Short Commodities Strategy Fund			3,851,914
110,803	Rydex Strengthening Dollar 2x Strategy Fund			1,786,149
187,647	The Arbitrage Fund			2,424,394
	TOTAL MUTUAL FUNDS			14,342,486
	( Cost - $14,845,689)

	BONDS & NOTES - 6.31%
5,500,000	Australia Government Bond			5,031,953
	TOTAL BONDS & NOTES
	( Cost - $4,911,504)

	SHORT-TERM INVESTMENTS - 14.96%
	MONEY MARKET FUND - 14.96%
11,914,411	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.29%**			11,914,411
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $11,914,411)

	TOTAL INVESTMENTS - 99.76%
	( Cost - $75,146,859)			79,474,399
	OTHER ASSETS LESS LIABILITIES - 0.24%			191,152
	NET ASSETS - 100.00%			$ 79,665,551

** Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $75,146,859 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				$ 4,887,123
				(559,583)
				$ 4,327,540
Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs  may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Chadwick & D'Amato Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security,  whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 48,185,549	$ -	$ -	$ 48,185,549
Mutual Funds	$ 14,342,486	$ -	$ -	$ 14,342,486
Bonds and Notes	$ -	$ 5,031,953	$ -	$ 5,031,953
Short-Term Investments	$ 11,914,411	$ -	$ -	$ 11,914,411
Total	$ 74,442,446	$ 5,031,953	$ -	$ 79,474,399
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/20/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/20/10